Fees Summary	Jan. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,000,000
Previously Paid Amount	0
Total Fee Amount	138.1
Total Offset Amount	0
Net Fee	$ 138.1